Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - VIEs that are consolidated (Details)		Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($)	Nov. 02, 2015 USD ($) MW	May 07, 2015
Schedule of Equity Method Investments [Line Items]
Non-current assets	[1]				$ 2,720,000,000	$ 2,495,000,000
Power Generation Capacity, Megawatts | MW	[2],[3]				4,997
Property, plant and equipment	[1]				$ 5,460,000,000	5,878,000,000
Assets	[1]				8,836,000,000	8,789,000,000
Liabilities	[1]				$ 6,297,000,000	$ 5,951,000,000
November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							75.00%
Number of Facilities							12
Payments to Acquire Businesses, Gross		$ 207,000,000	$ 209,000,000
Business Acquisition, Consideration Transferred, Working Capital		$ 2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			669,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			225,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 282,000,000
Wind Farms [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW	[2]				1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW							814
Wind Farms [Member] | Spring Canyon [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								90.10%
Wind Farms [Member] | Spring Canyon II [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW					32
Wind Farms [Member] | Spring Canyon III [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW					28
Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Taxable Income Allocation, Pre-Flip			99.00%
Taxable Income Allocation, Post-Flip			8.53%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 159,000,000
Pre-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions			75.00%
Post-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions			68.60%
Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions			100.00%
November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets					$ 193,000,000
Property, plant and equipment					441,000,000
Intangible Assets, Net (Excluding Goodwill)					2,000,000
Assets					636,000,000
Liabilities					209,000,000
Noncontrolling Interest in Variable Interest Entity					139,000,000
Net Assets					288,000,000
Alta X and XI TE Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets					17,000,000
Property, plant and equipment					461,000,000
Intangible Assets, Net (Excluding Goodwill)					274,000,000
Assets					752,000,000
Liabilities					9,000,000
Noncontrolling Interest in Variable Interest Entity					107,000,000
Net Assets					$ 636,000,000
Alta X and XI TE Holdco [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Taxable Income Allocation, Pre-Flip					99.00%
Taxable Income Allocation, Post-Flip					5.00%
Proceeds from Noncontrolling Interests				$ 119,000,000
Alta X and XI TE Holdco [Member] | Post-Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					97.12%
Alta X and XI TE Holdco [Member] | Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					100.00%
Alta X and XI TE Holdco [Member] | First Year [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					100.00%
Alta X and XI TE Holdco [Member] | Second Year through Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					94.34%
Spring Canyon [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets					$ 4,000,000
Property, plant and equipment					100,000,000
Intangible Assets, Net (Excluding Goodwill)					0
Assets					104,000,000
Liabilities					6,000,000
Noncontrolling Interest in Variable Interest Entity					67,000,000
Net Assets					$ 31,000,000
Spring Canyon [Member] | Pre-Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					65.19%
Spring Canyon [Member] | Pre-Flip Point [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					34.81%
Spring Canyon [Member] | Post-Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					95.00%
Spring Canyon [Member] | Post-Flip Point [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions					5.00%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[3]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.